Dividends - Dividends to shareholders of the parent company (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)	$ 0.55		$ 0.46
Dividends paid on ordinary shares	$ 9,416		$ 8,147
Dividends recognised as distributions to owners	10,118	$ 4,311	9,171
Total coupons on capital securities classified as equity
Dividends Payable [Line Items]
Dividends on preference shares classified as equity	633		547
Dividends to shareholders
Dividends Payable [Line Items]
Dividends recognised as distributions to owners	$ 10,049	$ 4,070	$ 8,694
– fourth interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)	$ 0.45		$ 0.36
Dividends paid on ordinary shares	$ 7,714		$ 6,397
– first interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares (in usd per share)	$ 0.10		$ 0.10
Dividends paid on ordinary shares	$ 1,702		$ 1,750